DEFERRED REVENUES (Reconciliation of Deferred Revenue) (Details) (USD $) In Thousands, unless otherwise specified	0 Months Ended	12 Months Ended
	Mar. 15, 2012	Dec. 31, 2012	Dec. 31, 2011
DEFERRED REVENUES [Abstract]
Deferred revenue at the beginning of the year		$ 15,662	$ 17,960
Deferral of new sales		11,957	11,089
Recognition of previously deferred revenue		(11,550)	(13,432)
Foreign currency translation adjustments		(159)	45
Deferred revenue at the end of the year		$ 15,910	$ 15,662
Service contract minimum period	1 year
Service contract maximum period	3 years